The Date of Authorisation for Issuance of the Financial Statements and Procedures for Authorisation	12 Months Ended
Dec. 31, 2023
The Date of Authorisation for Issuance of the Financial Statements and Procedures for Authorisation
The Date of Authorisation for Issuance of the Financial Statements and Procedures for Authorisation	The Date of Authorization for Issuance of the Financial Statements and Procedures for Authorization
These consolidated financial statements were authorized for issuance by the Board of Directors on March 29, 2024.